Non-controlling interests	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Non-controlling interests
33.	Non-controlling interests
As at 31 December 2020 and 2019, material
non-controlling
interests relate to Ambev, a Brazilian listed subsidiary in which AB InBev has 61.83% ownership, and Budweiser APAC, an Asia Pacific listed subsidiary in which AB InBev has 87.22% ownership. The tables below provide summarized information derived from the consolidated financial statements of Ambev and Budweiser APAC as of 31 December 2020 and 2019, in accordance with IFRS.
Summarized financial information of Ambev and Budweiser APAC, in which the company has material non-controlling
interests, is as follows:

	Ambev		Budweiser APAC
Million US dollar	31 December 2020	31 December 2019	31 December 2020	31 December 2019
Summarized balance sheet information
Current assets	6 801	6 853	2 332	2 108
Non-current assets	17 291	18 389	13 857	13 200
Current liabilities	6 442	6 205	4 637	4 493
Non-current liabilities	3 188	3 517	809	931
Equity attributable to equity holders	14 204	15 203	10 685	9 836
Non-controlling interests	257	317	58	48

	Ambev			Budweiser APAC
Million US dollar	2020	2019 1	2018	2020	2019 2	2018 3
Summarized income statement and other comprehensive income information
Revenue	11 373	13 196	13 819	5 588	6 546	6 740
Net income	2 286	3 093	3 122	537	908	959
Attributable to:
Equity holders	2 217	2 989	3 025	514	898	958
Non-controlling interests	69	104	97	23	10	1
Net income	2 286	3 093	3 122	537	908	959
Other comprehensive income	1 467	(193)	629	635	(229)	(500)
Total comprehensive income	3 753	2 900	3 751	1 172	679	459
Attributable to:
Equity holders	3 647	2 801	3 620	1 147	665	458
Non-controlling interests	106	99	130	25	14	1
Summarized cash flow information
Cash flow from operating activities	3 673	4 664	5 089	1 306	1 379	1 684
Cash flow from investing activities	(1 325)	(1 228)	(1 011)	(628)	(743)	(472)
Cash flow from financing activities	(1 676)	(3 117)	(3 799)	(383)	(1 349)	(1 237)
Net increase/(decrease) in cash and cash equivalents	673	319	279	295	(713)	(25)
On 31 December 2020, the company completed the issuance of a 49.9% minority stake in its
US-based
metal container operations to Apollo Global Management, Inc. (“Apollo”) for net proceeds of 3.0 billion USD. AB InBev retained operational control of its
US-based
metal container operations. The transaction was reported in the equity statement.
Dividends paid by Ambev to
non-controlling
interests (i.e. to entities outside the AB InBev Group) amounted to 0.6 billion US dollar and 0.7 billion US dollar for 2020 and 2019, respectively. In June 2020, Budweiser APAC paid a final dividend related to the financial year 2019 to non-controlling
interests amounting to 59m US dollar.
Other
non-controlling
interests not deemed individually material by the company mainly related to the company’s operations in Africa in association with the Castel Group (e.g., Botswana, Ghana, Mozambique, Nigeria, Tanzania, Uganda, and Zambia), as well as non-controlling
interests recognized in respect of the company’s subsidiaries in Colombia, Ecuador and Peru.

1
In 2020, Ambev concluded the calculation of its tax credits on a judicial decision related to the exclusion of the Value-Added Tax (ICMS) from the taxable basis of the social contribution on gross revenues (PIS and COFINS). As a result of this judicial decision and other tax credit adjustments, in 2020, Ambev reclassified the tax credits previously reported in revenue to other operating income, and as such, restated its 2019 comparatives as required by IAS 8
Accounting Policies, Changes in Accounting Estimates and Errors
.

2
In 2020, Budweiser APAC reclassified the “Proceeds from cash pooling loans from AB InBev” from investing to financing activities in the summarized cash flow information. The presentation of the comparative amount has been restated to conform to the current year presentation.

3
The combined financial information for 2018 presents the historical financial information of the business of the Asia Pacific region of AB InBev, excluding Australia, and includes the assets, liabilities, revenue, expenses and cash flows attributable to all entities in the region, which are primarily in China, South Korea, India, Vietnam and Japan.